Income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the U.S. statutory income tax rate to the entity's effective tax rate
Federal income tax (benefit) at statutory rate (as a percent)	34.00%	34.00%
State income tax benefit, net of federal benefit (as a percent)	3.80%	4.20%
Other (as a percent)	(2.00%)	(1.60%)
Increase to valuation allowance (as a percent)	(35.80%)	(45.90%)
Effective income tax rate (as a percent)	0.00%	(9.30%)
Tax benefit on sale of net operating losses and research and development credits in the New Jersey Transfer Program		$ 2,300,000
Deferred tax assets:
Amortization	91,871	103,355
Depreciation	1,535,952	1,196,569
Accrued expense	1,208,846	321,925
Deferred revenue	6,962,506	15,738,180
Federal tax credits	5,383,092	5,734,074
State tax credits	1,094,833	1,495,773
Federal net operating losses	71,752,278	56,074,019
State net operating losses	7,619,606	5,024,189
Capitalized research and development costs	10,479,055	11,184,849
Other	742,341	600,059
Total gross deferred tax assets	106,870,380	97,472,992
Less valuation allowance	(106,870,380)	(97,472,992)
Net deferred tax assets	$ 0	$ 0